Property and Equipment (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense			$ 177,000	$ 298,000
Fixed assets purchased			15,000	553,069
Fixed assets sold			89,000
Loss on sale of fixed assets			1,530
Impairment charge			$ 236,585